Related Party Balances (Detail) ¥ in Millions, $ in Millions		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Amounts due from related parties, current:
Amounts due from related parties, current		$ 26	¥ 168	¥ 346
Amounts due from related parties, non-current:
Amounts due from related parties, non-current		1	9	11
Amounts due to related parties, current:
Amounts due to related parties, current		24	153	459
Qunar
Amounts due from related parties, current:
Amounts due from related parties, current	[1]	5	35	25
Amounts due to related parties, current:
Amounts due to related parties, current	[2]	4	23	275
Ctrip
Amounts due from related parties, current:
Amounts due from related parties, current	[1]	16	102	287
Amounts due to related parties, current:
Amounts due to related parties, current	[2]	15	99	125
Other Related Parties
Amounts due from related parties, current:
Amounts due from related parties, current	[1]	5	31	34
Amounts due from related parties, non-current:
Amounts due from related parties, non-current	[3]	1	9	11
Amounts due to related parties, current:
Amounts due to related parties, current	[2]	$ 5	¥ 31	¥ 59

[1]	The balances mainly represent amounts arising from services the Company provided to its equity method investees in the ordinary course of business
[2]	The balances mainly represent amounts arising from services provided by the Company's equity method investees and cost method investees in the ordinary course of business
[3]	The balances mainly represent rental deposits paid in advance to the related party of one of the executive officers. Pursuant to the rental agreements, certain subsidiaries of the Company rent an office building owned by the family members of the executive officer.